UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street

Suite 700

Boston, MA 02110

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2018

Date of reporting period: 05/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

Semi-Annual Report 2018

Wellington Shields All-Cap Fund

Wellington Shields Small-Cap Fund

May 31, 2018

Capital Management

Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3000.

Capital Management Funds

Wellington Shields All-Cap Fund

An investment in the Wellington Shields All-Cap Fund (the “All-Cap Fund”) is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the All-Cap Fund will be successful in meeting its investment objective. The All-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities.

Since the All-Cap Fund’s investment strategy utilizes equity securities, short-term investment instruments, derivative instruments and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the All-Cap Fund is subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the All-Cap Fund’s prospectus.

Wellington Shields Small-Cap Fund

An investment in the Wellington Shields Small-Cap Fund (the “Small-Cap Fund”) is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Small-Cap Fund will be successful in meeting its investment objective. The Small-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Small-Cap Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Small-Cap Fund is subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the Small-Cap Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2018.

Capital Management Funds

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period(a)
Actual (+11.99%)	$1,000.00	$1,119.90	$7.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period(b)
Actual (+3.67%)	$1,000.00	$1,036.70	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59

(a) Expenses are equal to the All-Cap Fund’s annualized expense ratios of 1.50% for the Institutional Class Shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(b) Expenses are equal to the Small-Cap Fund’s annualized expense ratios of 1.50% for the Institutional Class Shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Capital Management Funds

Fund Expense Example (Unaudited) (continued)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 30, 2018 were as follows:

Wellington Shields All-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.61%
Wellington Shields All-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%
Wellington Shields Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.76%
Wellington Shields Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%

* Capital Management Associates, Inc. (the “Advisor”) has entered into a contractual agreement with the All-Cap and Small-Cap Funds (the “Funds”) under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2019 without the approval of the Board of Trustees of Capital Management Investment Trust (the “Trust”). Total Gross Operating Expenses during the six month period ended May 31, 2018 were 1.65% and 1.87% for the All-Cap Fund Institutional Shares and Small-Cap Fund Institutional Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 3 & 4) sections of this report for expense related disclosure during the six month period ended May 31, 2018.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 96.53%

Aerospace & Defense - 4.00%
Harris Corp.	5,000	$752,350
Raytheon Co.	2,400	502,800
		1,255,150
Banks - 10.09%
Citizens Financial Group, Inc.	7,150	292,078
* East West Bancorp, Inc.	9,000	625,320
First Republic Bank/CA	10,100	1,005,960
* SVB Financial Group	3,000	936,390
Zions Bancorporation	5,600	306,936
		3,166,684
Beverages - 1.63%
Constellation Brands, Inc. - Class A	2,300	513,084

Chemicals - 1.00%
DowDuPont, Inc.	4,900	314,139

Commercial Services - 10.44%
Cintas Corp.	5,500	1,002,375
* CoStar Group, Inc.	2,100	800,562
Macquarie Infrastructure Corp.	7,500	290,250
* Quanta Services, Inc.	15,000	540,150
* Worldpay, Inc. - Class A	8,100	643,707
		3,277,044
Computers - 2.64%
Accenture PLC - Class A	2,300	358,202
* Lumentum Holdings, Inc.	8,000	470,000
		828,202
Distribution & Wholesale - 1.32%
* LKQ Corp.	13,000	413,010

Diversified Financial Services - 3.59%
BlackRock, Inc.	590	315,196
FNF Group	9,750	360,360
Mastercard, Inc. - Class A	2,365	449,634
		1,125,190

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

		Shares	Value

Common Stocks - 96.53% (continued)

Engineering & Construction - 2.80%
*	Dycom Industries, Inc.	6,000	$558,960
	Granite Construction, Inc.	5,610	319,041
			878,001
Healthcare - Products - 4.31%
	Becton Dickinson and Co.	1,510	334,601
*	Edwards Lifesciences Corp.	2,855	392,020
	Thermo Fisher Scientific, Inc.	3,000	624,810
			1,351,431
Healthcare - Services - 4.54%
	Quest Diagnostics, Inc.	6,000	639,180
	UnitedHealth Group, Inc.	3,250	784,907
			1,424,087
Home Builders - 2.07%
	Thor Industries, Inc.	7,000	648,200

Internet - 9.45%
*	Alibaba Group Holding Ltd. - ADR	3,300	653,433
*	Alphabet, Inc. - Class A	247	271,700
*	Alphabet, Inc. - Class C	92	99,819
*	Amazon.com, Inc.	275	448,145
*	Baidu, Inc. - ADR	490	118,854
	CDW Corp./DE	4,800	384,240
*	Facebook, Inc. - Class A	1,500	287,670
	Tencent Holdings Ltd. - ADR	13,800	702,301
			2,966,162
Iron & Steel - 2.13%
	Steel Dynamics, Inc.	13,500	667,305

Mining - 2.75%
	Agnico Eagle Mines Ltd.	9,500	427,025
	Wheaton Precious Metals Corp.	20,000	437,200
			864,225
Office & Business Equipment - 3.42%
*	Zebra Technologies Corp.	7,000	1,074,570

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 96.53% (continued)

Oil & Gas - 7.03%
Crescent Point Energy Corp.	62,000	$498,480
Diamondback Energy, Inc.	6,000	724,560
Exxon Mobil Corp.	3,300	268,092
Pioneer Natural Resources Co.	3,700	714,470
		2,205,602
Private Equity - 2.95%
Apollo Global Management LLC	19,000	595,080
Blackstone Group LP	10,400	332,072
		927,152
Retail - 3.97%
Domino’s Pizza, Inc.	2,500	628,700
Lowe’s Cos., Inc.	6,500	617,565
		1,246,265
Semiconductors - 3.12%
Applied Materials, Inc.	5,860	297,571
Microchip Technology, Inc.	7,000	681,660
		979,231
Software - 6.95%
Activision Blizzard, Inc.	2,200	156,002
* Electronic Arts, Inc.	1,200	157,092
Microsoft Corp.	4,900	484,316
* salesforce.com, Inc.	5,500	711,315
* Take-Two Interactive Software, Inc.	6,000	672,480
		2,181,205
Telecommunications - 1.40%
* Ciena Corp.	19,000	437,950

Transportation - 4.93%
Golar LNG Ltd.	19,000	493,620
* XPO Logistics, Inc.	10,000	1,052,500
		1,546,120

Total Common Stocks (Cost $22,421,377)		30,290,009

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	Shares	Value
Investment Companies - 5.46%
** First American Treasury Obligations Fund - Class Z, 1.60%	1,714,895	$1,714,895

Total Investment Companies (Cost $1,714,895)		1,714,895

Total Investments (Cost $24,136,272) - 101.99%		32,004,904
Liabilities in Excess of Other Assets, net - (1.99)%		(625,571)
Net Assets - 100.00%		$31,379,333

* Non-income producing investment.
** Rate shown represents the 7-day yield at May 31, 2018 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	% of Net
Industry	Assets	Value

Aerospace & Defense	4.00%	$1,255,150
Banks	10.09%	3,166,684
Beverages	1.63%	513,084
Chemicals	1.00%	314,139
Commercial Services	10.44%	3,277,044
Computers	2.64%	828,202
Distribution & Wholesale	1.32%	413,010
Diversified Financial Services	3.59%	1,125,190
Engineering & Construction	2.80%	878,001
Healthcare - Products	4.31%	1,351,431
Healthcare - Services	4.54%	1,424,087
Home Builders	2.07%	648,200
Insurance	9.45%	2,966,162
Investment Companies	5.46%	1,714,895
Iron & Steel	2.13%	667,305
Mining	2.75%	864,225
Office & Business Equipment	3.42%	1,074,570
Oil & Gas	7.03%	2,205,602
Private Equity	2.95%	927,152
Retail	3.97%	1,246,265
Semiconductors	3.12%	979,231
Software	6.95%	2,181,205
Telecommunications	1.40%	437,950
Transportation	4.93%	1,546,120
Total	101.99%	$32,004,904

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 93.48%

Banks - 13.76%
Bryn Mawr Bank Corp.	10,000	$469,500
First Financial Bancorp	15,000	471,750
Preferred Bank/Los Angeles CA	6,000	382,200
* Seacoast Banking Corp. of Florida	13,000	405,340
* Texas Capital Bancshares, Inc.	3,600	346,860
		2,075,650
Chemicals - 5.78%
Orion Engineered Carbons SA	19,000	545,300
Stepan Co.	4,500	327,150
		872,450
Commercial Services - 8.47%
* AMN Healthcare Services, Inc.	7,500	423,750
Deluxe Corp.	6,000	399,240
McGrath Rentcorp	7,000	455,560
		1,278,550
Computers - 2.57%
* Virtusa Corp.	8,000	388,400

Distribution & Wholesale - 5.44%
H&E Equipment Services, Inc.	13,000	449,410
* ScanSource, Inc.	9,500	371,925
		821,335
Electronics - 4.03%
* Orbotech Ltd.	9,500	608,380

Energy - Alternate Sources - 4.36%
* TPI Composites, Inc.	25,000	657,500

Engineering & Construction - 4.15%
Granite Construction, Inc.	11,000	625,570

Healthcare - Products - 2.72%
* Merit Medical Systems, Inc.	8,000	410,400

Healthcare - Services - 3.00%
Encompass Health Corp.	7,000	453,250

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	Shares	Value

Common Stocks - 93.48% (continued)

Home Furnishings - 1.38%
* Universal Electronics, Inc.	7,000	$207,550

Insurance - 2.02%
Kingstone Cos., Inc.	17,500	305,375

Iron & Steel - 3.58%
Carpenter Technology Corp.	9,000	539,460

Machinery - 5.56%
* Chart Industries, Inc.	8,000	515,440
* Ichor Holdings Ltd.	13,000	323,440
		838,880
Mining - 3.16%
Hi-Crush Partners LP	35,000	476,000

Miscellaneous Manufacturing - 2.44%
EnPro Industries, Inc.	5,000	368,300

Oil & Gas - 5.97%
* Callon Petroleum Co.	29,500	349,280
* Penn Virginia Corp	8,000	551,680
		900,960
Retail - 4.68%
Chico’s FAS, Inc.	28,500	241,110
* GMS, Inc.	15,500	464,225
		705,335
Software - 2.61%
* MINDBODY, Inc. - Class A	10,000	394,000

Telecommunications - 4.94%
* Iridium Communications, Inc.	49,000	744,800

Transportation - 2.86%
GasLog Ltd.	24,000	432,000

Total Common Stocks (Cost $10,945,326)		14,104,145

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	Shares	Value

Investment Companies - 5.90%
** First American Treasury Obligations Fund - Class Z, 1.60%	890,596	$890,596

Total Investment Companies (Cost $890,596)		890,596

Total Investments (Cost $11,835,922) - 99.38%		$14,994,741
Other Assets in Excess of Liabilities, net - 0.62%		94,157
Net Assets - 100.00%		$15,088,898

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at May 31, 2018 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

LP - Limited Partnership

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

	% of Net
Industry	Assets	Value

Banks	13.76%	$2,075,650
Chemicals	5.78%	872,450
Commercial Services	8.47%	1,278,550
Computers	2.57%	388,400
Distribution & Wholesale	5.44%	821,335
Electronics	4.03%	608,380
Energy - Alternate Sources	4.36%	657,500
Engineering & Construction	4.15%	625,570
Healthcare - Products	2.72%	410,400
Healthcare - Services	3.00%	453,250
Home Furnishings	1.38%	207,550
Insurance	2.02%	305,375
Investment Companies	5.90%	890,596
Iron & Steel	3.58%	539,460
Machinery	5.56%	838,880
Mining	3.16%	476,000
Miscellaneous Manufacturing	2.44%	368,300
Oil & Gas	5.97%	900,960
Retail	4.68%	705,335
Software	2.61%	394,000
Telecommunications	4.94%	744,800
Transportation	2.86%	432,000
Total	99.38%	$14,994,741

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2018 (Unaudited)	All-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$24,136,272	$11,835,923
Investments, at value ( note 1 )	32,004,904	14,994,741
Receivables:
Fund shares sold	108,090	85,840
Dividends and interest	23,242	16,439
Prepaid expenses	10,496	5,437
Total assets	32,146,732	15,102,457

Liabilities:
Payables:
Investments purchased	727,267	—
Due to advisor (note 3 )	26,714	7,715
Due to administrator (note 3 )	1,537	717
Distribution and Service (12b-1) fees ( note 4 )	5,207	93
Other liabilities and accrued expenses	6,674	5,034
Total liabilities	767,399	13,559

Total Net Assets	$31,379,333	$15,088,898

Net Assets consist of:
Capital (par value and paid in surplus)	$21,982,536	$10,662,989
Accumulated net investment loss	(108,038)	(10,332)
Undistributed net realized gain on investment transactions and options written	1,636,203	1,277,422
Net unrealized appreciation on investments	7,868,632	3,158,819
Total Net Assets	$31,379,333	$15,088,898

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	1,321,607	703,149
Net Assets - Institutional Shares	$31,379,333	$15,088,898
Net Asset Value, Maximum Offering and Redemption Price Per Share	$23.74	$21.46

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2018 (Unaudited)	All-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$152,525	$95,982
Foreign withholding tax	(854)	(286)
Interest	6,722	3,635
Total investment income	158,393	99,331

Expenses:
Advisory fees ( note 3 )	124,775	72,858
Distribution and service (12b-1) fees (note 4)	1,493	826
Administration fees ( note 3 )	32,435	22,052
Legal fees	21,451	16,003
Audit and tax preparation fees	7,730	7,730
Trustees’ fees and meeting expenses	5,984	5,984
Other operating expenses	6,990	6,401
Custody fees	3,391	3,241
Securities pricing fees	1,794	1,794
Registration and filing fees	1,401	228
Total expenses	207,444	137,117
Less:
Advisory fees waived (note 3)	(18,883)	(26,997)
Distribution and service (12b-1) fees waived (note 4)	—	(457)
Net expenses	188,561	109,663

Net Investment Loss	(30,168)	(10,332)

Realized and unrealized gain (loss) on investments and options:
Net realized gain on investments	1,558,519	1,109,172
Net realized gain on options written	90,416	—
Net change in unrealized appreciation (depreciation) on investments	848,653	(772,364)
Net realized and unrealized gain on investments and options written	2,497,588	336,808

Net Increase in Net Assets Resulting from Operations	$2,467,420	$326,476

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Fund

	For the
	Six Month	For the
	Period Ended	Year Ended
	May 31, 2018	November 30, 2017
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(30,168)	$(78,885)
Net realized gain on investment transactions and options written	1,648,935	2,828,201
Net change in unrealized appreciation on investments	848,653	453,343
Net Increase in Net Assets Resulting from Operations	2,467,420	3,202,659

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	—	(2,496,734)
Investor Shares	—	(86,439)
Decrease in Net Assets Resulting from Distributions	—	(2,583,173)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	7,985,591	63,968
Reinvested dividends and distributions	—	2,430,722
Shares repurchased	(466,475)	(340,245)
Investor Shares
Shares sold	—	7,872
Reinvested dividends and distributions	—	85,730
Shares repurchased	(580,916)	(161,306)
Increase in Net Assets from Capital Share Transactions	6,938,200	2,086,741

Net Increase in Net Assets	9,405,620	2,706,227

Net Assets:
Beginning of year/period	21,973,713	19,267,486
End of year/period	$31,379,333	$21,973,713

Accumulated Net Investment Loss	$(108,038)	$(76,814)

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

	For the
	Six Month	For the
	Period Ended	Year Ended
	May 31, 2018	November 30, 2017
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(10,332)	$42,593
Net realized gain on investment transactions	1,109,172	534,802
Net change in unrealized appreciation (depreciation) on investments	(772,364)	306,538
Net Increase in Net Assets Resulting from Operations	326,476	883,933

Distributions to shareholders from:
Net realized capital gains
Institutional Shares	—	(124,585)
Investor Shares	—	(3,066)
Decrease in Net Assets Resulting from Distributions	—	(127,651)

Capital Share Transactions: ( note 7 )
Institutional Shares
Shares sold	418,702	34,958
Reinvested dividends and distributions	—	124,086
Shares repurchased	(410,002)	(862,963)
Investor Shares
Shares sold	—	—
Reinvested dividends and distributions	—	3,066
Shares repurchased	(324,936)	—
Decrease in Net Assets from Capital Share Transactions	(316,236)	(700,853)

Net Increase in Net Assets	10,240	55,429

Net Assets:
Beginning of year/period	15,078,658	15,023,229
End of year/period	$15,088,898	$15,078,658

Accumulated Net Investment Loss	$(10,332)	$—

As Per Statement of Assets and Liabilities	15,088,898
Check	—

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	All-Cap Fund

	Institutional Shares

	For the
	Six Month		For the Years Ended
	Period Ended		November 30,
	May 31, 2018		2017		2016		2015		2014		2013
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$23.59		$22.88		$22.93		$22.40		$22.34		$18.07

Investment Operations:

Net investment income (loss)	(0.03	)(a)	(0.09	)(a)	(0.08	)(a)	(0.07	)(a)	(0.04	)(a)	— (b)
Net realized and unrealized gain on investment transactions	0.18		3.91		2.37		1.39		1.99		5.36
Total from investment operations	0.15		3.82		2.29		1.32		1.95		5.36

Less Distributions:
From net realized capital gains	—		(3.11)		(2.34)		(0.76)		(1.89)		(1.09)
From return of capital	—		—		—		(0.03)		—		—
Total distributions	—		(3.11)		(2.34)		(0.79)		(1.89)		(1.09)

Net Asset Value, End of Year/Period	$23.74		$23.59		$22.88		$22.93		$22.40		$22.34

Total Return (c)	0.64%		16.78%		9.96%		5.91%		8.76%		29.66%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000’s)	$31,379		$21,385		$18,616		$20,178		$19,081		$17,629
Ratio of Gross Expenses to Average Net Assets (d)	1.65%		1.65%		1.64%		1.58%		1.62%		1.75%
Ratio of Net Expenses to Average Net Assets (d)	1.50%		1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23)%		(0.37)%		(0.33)%		(0.30)%		(0.18)%		0.01%
Portfolio Turnover Rate	25.89%		46.82%		38.89%		24.64%		22.46%		24.43%

(a)	Net investment income (loss) per share is based on average shares outstanding for the years ended November 30, 2017, November 30, 2016, November 30, 2015 and November 30, 2014.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	Small-Cap Fund

	Institutional Shares

	For the
	Six Month	For the Years Ended
	Period Ended	November 30,
	May 31, 2018	2017	2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$20.97	$19.92	$18.52	$21.50	$23.61	$17.76

Investment Operations:

Net investment income (loss) (a)	(0.02)	0.06	0.16	0.20	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	0.51	1.17	1.91	(2.72)	(0.25)	6.72
Total from investment operations	0.49	1.23	2.07	(2.52)	(0.29)	6.77

Less Distributions:
From net investment income	—	—	(0.09)	(0.20)	—	(0.05)
In excess of net investment income	—	—	—	—	(0.02)	(0.04)
From net realized capital gains	—	(0.18)	(0.58)	(0.26)	(1.80)	(0.83)
Total distributions	—	(0.18)	(0.67)	(0.46)	(1.82)	(0.92)

Net Asset Value, End of Year/Period	$21.46	$20.97	$19.92	$18.52	$21.50	$23.61

Total Return (b)	2.34%	6.17%	11.23%	(11.72)%	(1.23)%	38.08%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000’s)	$15,089	$14,740	$14,704	$13,837	$15,780	$16,099
Ratio of Gross Expenses to Average Net Assets (c)	1.87%	1.75%	1.78%	1.70%	1.68%	1.85%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14)%	0.28%	0.83%	0.98%	(0.17)%	0.23%
Portfolio Turnover Rate	31.49%	41.35%	47.39%	30.91%	28.78%	28.46%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

1.	Organization and Significant Accounting Policies

The Wellington Shields All-Cap Fund and the Wellington Shields Small-Cap Fund , formerly, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, respectively, (collectively the “Funds” and individually the “All-Cap Fund” and “Small-Cap Fund”) are series of the Capital Management Investment Trust (the “Trust”), which was organized on October 14, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The All-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund and Small-Cap Fund offer one class of shares (Institutional Shares).

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are generally valued at their market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

1.	Organization and Significant Accounting Policies (Continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2018:

All-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$30,290,009	$—	$30,290,009
Investment Companies	—	1,714,895	1,714,895
Total Assets	$30,290,009	$1,714,895	$32,004,904

Small-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,104,145	$—	$14,104,145
Investment Companies	—	890,596	890,596
Totals	$14,104,145	$890,596	$14,994,741

(a)	As of and during the six month period ended May 31, 2018, the Funds held no securities that were considered to be “ Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the six month period ended May 31, 2018. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Written Options

The All-Cap Fund and Small-Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

1.	Organization and Significant Accounting Policies (Continued)

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

Dividends paid by the Funds derived from net investment income (if any) will generally be paid annually. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2018, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2015, November 30, 2016, November 30, 2017) and expected to be taken during the six month period ended May 31, 2018 and has concluded that no provision for income tax is required in these financial statements.

2.	Derivatives Transactions

Realized and unrealized gains and losses on derivatives contracts entered into by the All-Cap Fund during the six month period ended May 31, 2018, are recorded in the following locations in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$90,416	$90,416
		$90,416	$90,416

The Small-Cap Fund did not invest in any derivatives during the six month period ended May 31, 2018.

There were no derivatives outstanding at May 31, 2018. The total notional amount of call options written by the All-Cap Fund during the six month period ended May 31, 2018 was $14,449,100.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

3.	Advisory Fees and Other Transactions with Affiliates

Advisor

The All-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. CMA has entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2019 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA may be able to recoup fees waived and expenses assumed within a three year period from reimbursement, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the total assets of the All-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages, as well as the advisory fees waived for the six month period ended May 31, 2018, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	All-Cap Fund	Small-Cap Fund
First $100 million	1.00%	1.00%
Next $150 million	0.90%	0.90%
Next $250 million	0.85%	0.85%
Over $500 million	0.80%	0.80%

Table 2
Fund	2021	2020	2019	2018
All-Cap Fund	$18,883	$28,504	$25,601	$16,330
Small-Cap Fund	26,997	37,434	38,487	30,477

Table 3
Expense Limitation Ratios	All-Cap Fund	Small-Cap Fund
Institutional Class	1.50%	1.50%

Table 4
Advisory Fees Waived
All-Cap Fund	$18,883
Small-Cap Fund	26,997

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

3.	Advisory Fees and Other Transactions with Affiliates (Continued)

Administrator

M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the All-Cap and Small-Cap Funds pay M3Sixty a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended May 31, 2018, M3Sixty earned $32,435 and $22,052 for the All-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor

Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor is also the introducing broker-dealer and is used by the Funds for their investment transactions. For the six month period ended May 31, 2018, there were commissions on investment transactions paid to the Distributor of $16,557 and $12,984 for the All-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator or the Distributor.

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provided that the All-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees did not exceed 0.25% per annum of the All-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets.

Effective March 30, 2018, the Investor Shares were merged into the Institutional Class Shares of their respective Funds. Upon completion of the merger, the Plan was terminated. The All-Cap and Small-Cap Funds incurred $1,493 and $826, respectively, in distribution and service fees under the Plan with respect to Investor Shares during the period from December 1, 2018 through March 29, 2018. The Distributor has voluntarily waived $457 of these fees for the Small-Cap Fund for the period from December 1, 2018 through March 29, 2018.

5.	Purchases and Sales of Investment Securities

For the six month period ended May 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
All-Cap Fund	$7,078,828	$6,074,058
Small-Cap Fund	4,429,038	4,541,979

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2018.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

6.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of May 31, 2018, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2018, (3) post-October and post-December loss deferrals as of May 31, 2018 (4) tax reclassifications of permanent book/tax differences and (5) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Capital Loss Carryforwards (Non-expiring)	Deferred		Net Tax Appreciation (Depreciation)
	Long- Term Gains	Ordinary Income		Post- October Losses	Post- December Losses		Distributable Earnings, Net
All-Cap Fund	$100,239	$ 149,236	$ —	$ —	$(76,814)	$ 7,019,979	$ 7,192,640
Small-Cap Fund	168,250	—	—	—	—	3,931,183	4,099,433

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2018 are noted below.

Table 2	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation	Net Unrealized Appreciation
All-Cap Fund	$ 24,136,272	$ 8,467,666	$ (599,034)	$ 7,868,632
Small-Cap Fund	11,835,922	3,571,718	(412,899)	3,158,819

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
All-Cap Fund	$ —	$ —	$ 76,814	$ 74,032
Small-Cap Fund	—	233,758	—	141,750

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2017, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Capital
All-Cap Fund	$ 76,103	$ (76,103)	$ —
Small-Cap Fund	99,157	(5,143)	(94,014)

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

6.	Federal Income Tax (Continued)

The Funds paid the following distributions for the six month period ended May 31, 2018 and the year ended November 30, 2017.

Table 5	For the Six Month Period Ended May 31, 2018 Distributions from			For the Fiscal Year Ended November 30, 2017 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
All-Cap Fund	$ —	$ —	$ —	$ 2,583,173	$ —	$ —
Small-Cap Fund	—	—	—	127,651	—	—

7.	Capital Share Transactions

	All-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2018*	For the Fiscal Year Ended November 30, 2017	For the Six Month Period Ended May 31, 2018	For the Fiscal Year Ended November 30, 2017
Transactions in Capital Shares
Shares sold	434,705	2,664	—	397
Reinvested distributions	—	103,744	—	4,776
Shares repurchased	(19,651)	(13,505)	(35,644)	(8,238)
Net Increase (Decrease) in Capital Shares	415,054	(66,476)	(35,644)	634
Shares Outstanding, Beginning of Period	906,553	813,650	35,644	35,010
Shares Outstanding, End of Period	1,321,607	906,553	—	35,644

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2018	For the Fiscal Year Ended November 30, 2017	For the Six Month Period Ended May 31, 2018	For the Fiscal Year Ended November 30, 2017
Transactions in Capital Shares
Shares sold	20,483	1,653	—	—
Reinvested distributions	—	5,937	—	157
Shares repurchased	(20,240)	(42,740)	(17,310)	—
Net Increase (Decrease) in Capital Shares	243	(35,150)	(17,310)	157
Shares Outstanding, Beginning of Period	702,906	738,056	17,310	17,153
Shares Outstanding, End of Period	703,149	702,906	—	17,310

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2018

8.	Merger of the All-Cap Fund with the Former All-Cap Fund

Effective as of the close of business March 30, 2018, pursuant to a Plan of Reorganization (the “Reorganization”), the All-Cap Fund (formerly, the Capital Management Mid-Cap Fund) received all the assets and liabilities of the Former All-Cap Fund (the “Transferring Fund”). Shares of the Transferring Fund were exchanged for Institutional Class shares of the All-Cap Fund. 741,996 shares of the Transferring Fund, valued at $12.66 per share, were exchanged for 402,989 Institutional Class shares of the All-Cap Fund valued at $23.31 per share. Each share of the Transferring Fund was exchanged for 0.543 Institutional Class shares of the All-Cap Fund. The Transferring Fund’s net assets on the date of the reorganization of $7,505,101, including $2,151,311 of unrealized appreciation and $303,386 of capital loss carryforwards, were combined with those of the All-Cap Fund. The combined assets immediately after the acquisition amounted to $28,777,095 with 1,315,663 shares outstanding. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the All-Cap Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principle generally accepted in the United States of America.

After the Reorganization was completed, the All-Cap Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Transferring Fund. Under applicable Internal Revenue Service rules and regulations, the All-Cap Fund is required to hold a certain percentage of the portfolio holdings for a prescribed period of time.

9.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The Trustees are responsible for the management and supervision of each Fund. The Trustees set broad policies for each Fund and choose each Fund’s officers. The Trustees also approve all significant agreements between the Trust, on behalf of each Fund, and those companies that furnish services to each Fund; review performance of the Advisor and each Fund; and oversee activities of each Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information for each Fund includes additional information about the Trustees and Officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863.

Name of Trustee*	Aggregate Compensation per Fund From All-Cap and Small-Cap Funds**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$ 2,300	None	None	$ 6,900
Paul J. Camilleri	$ 3,000	None	None	$ 8,500
Anthony J. Walton	$ 3,000	None	None	$ 8,500
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*   Each of the Trustees serves as a Trustee to the two Funds of the Trust. The total compensation shown includes amounts paid by the Transferring Fund prior to the Reorganization.

** Figures are for the six month period ended May 31, 2018.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The Funds did not pay any distributions during the six month period ended May 31, 2018

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

5.	Results of Special Meetings of Shareholders

On February 28, 2018, a Special Meeting of Shareholders of the All-Cap Fund and Small-Cap Fund was held for the purpose of voting on the following proposals:

Proposal 1A: To approve or disapprove amendments to the All-Cap Fund’s following fundamental investment restrictions: (i) Borrowing Money, Issue Senior Securities and Pledge Its Assets; (ii) Diversification; (iii) Concentration; (iv) Investing for Control; (v) Commodities, Real Estate and Oil, Gas and Mineral Investments; (vi) Underwriting; (vii) Warrants; (viii) Joint and Several Trading Accounts; (ix) Investments in Other Investment Companies; (x) Investments in Futures Contracts or Options; and (xi) Loans.

Proposal 1B: To approve or disapprove amendments to the Small-Cap Fund’s following fundamental investment restrictions: (i) Borrowing Money, Issue Senior Securities and Pledge Its Assets; (ii) Diversification; (iii) Concentration; (iv) Investing for Control; (v) Commodities, Real Estate and Oil, Gas and Mineral Investments; (vi) Underwriting; (vii) Warrants; (viii) Joint and Several Trading Accounts; (ix) Investments in Other Investment Companies; (x) Investments in Futures Contracts or Options; and (xi) Loans.

The total number of shares of the All-Cap Fund and the Small-Cap Fund present in person or by proxy represented approximately 69.69% and 72.50% of the All-Cap Fund and Small-Cap Fund shares entitled to vote at the Special Meeting, respectively.

The shareholders of the All-Cap Fund and Small-Cap Fund voted to approve Proposal 1A and Proposal 1B, respectively.

The votes cast by the All-Cap Fund shareholders with respect to Proposal 1A were as follows:

Proposal 1A	For	Against	Abstain
(i) Borrowing Money, Issue Senior Securities and Pledge Its Assets	649,017	—	1,205
(ii) Diversification	650,223	—	—
(iii) Concentration	649,017	—	1,205
(iv) Investing for Control	649,017	—	1,205
(v) Commodities, Real Estate and Oil, Gas and Mineral Investments	649,017	—	1,205
(vi) Underwriting	649,017	—	1,205
(vii) Warrants	649,017	—	1,205
(viii) Joint and Several Trading Accounts	649,017	—	1,205
(ix) Investments in Other Investment Companies	649,017	—	1,205
(x) Investments in Futures Contracts or Options	649,017	—	1,205
(xi) Loans	649,017	—	1,205

Capital Management Funds

Additional Information (Unaudited)

5.	Results of Special Meetings of Shareholders (continued)

The votes cast by the Small-Cap Fund shareholders with respect to Proposal 1B were as follows:

Proposal 1B	For	Against	Abstain
(i) Borrowing Money, Issue Senior Securities and Pledge Its Assets	515,927	—	736
(ii) Diversification	516,664	—	—
(iii) Concentration	515,927	—	736
(iv) Investing for Control	515,927	—	736
(v) Commodities, Real Estate and Oil, Gas and Mineral Investments	515,927	—	736
(vi) Underwriting	515,927	—	736
(vii) Warrants	515,927	—	736
(viii) Joint and Several Trading Accounts	515,927	—	736
(ix) Investments in Other Investment Companies	515,927	—	736
(x) Investments in Futures Contracts or Options	515,927	—	736
(xi) Loans	515,927	—	736

On March 30, 2018, a Special Meeting of Shareholders of the Transferring Fund was held for the purpose of voting on the following proposal:

Proposal 1: To approve or disapprove a Reorganization, which provides for: (i) the transfer of all of the assets of the Transferring Fund to the All-Cap Fund in exchange solely for shares of beneficial interest of the All-Cap Fund’s Institutional Class of shares; (ii) the assumption by the All-Cap Fund of all the liabilities of the Transferring Fund; and (iii) the distribution of Institutional Class shares of the All-Cap Fund to the shareholders of the Transferring Fund in the complete liquidation of the Transferring Fund.

The total number of shares of the Transferring Fund present in person or by proxy represented approximately 56.91% of the shares entitled to vote at the Special Meeting.

The shareholders of the Transferring Fund voted to approve Proposal 1.

The votes cast with respect to Proposal 1 were as follows:

For	Against	Abstain
434,018	—	—

The Capital Management Funds

are series of the Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4300 Shawnee Mission Pkwy	140 Broadway
Suite 100	New York, NY 10005
Fairway, KS 66205

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable, Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable, Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: August 7, 2018